Geographical Sales	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Text Block]
Note 17 - Geographical Sales

Geographical distribution of sales consisted of the following at June 30, 2011 and 2010, respectively:

	For six months ended June 30,		For three months ended June 30,
Geographical Areas	2011	2010	2011	2010
China	$4,953,905	$3,974,927	$2,878,443	$1,877,935
North America	3,777,490	1,662,381	2,505,053	1,071,823
Asia	307,890	870,076	171,396	503,923
Europe	4,909,358	7,635,048	3,161,714	4,205,466
Australia	307,256	412,746	158,356	247,868
Hong Kong	228,125	412,737	99,876	93,639
Other countries	408,196	127,202	284,592	84,479

	$14,892,220	$15,095,117	$9,259,430	$8,085,133

Note 15 - Geographical Sales

Geographical distribution of sales is as follows:

Geographical Areas	2010	2009
China	$8,349,254	$4,184,906
North America	2,933,829	2,876,379
Asia	1,266,273	1,496,974
Europe	14,059,678	11,697,362
Australia	1,064,426	755,249
Hong Kong	870,938	391,110
Other countries	274,584	268,468

	$28,818,982	$21,670,448